Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefits	$ 0	$ 0
Valuation allowance	36,094	$ 17,091
Deferred tax assets increase decrease in the valuation allowance	$ 19,000
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Period of cumulative change in ownership	3 years
Internal Revenue Service (IRS) [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Cumulative change in ownership percentage	50.00%
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 72,100
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	70,300
Tax Year 2040 to 2042 [Member] | Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carry forward	3,500
Tax Period 2034 to 2037 [Member] | State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carry forward	$ 2,600